                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                             Financial Statements

                         Year ended December 31, 2020

    (With Report of Independent Registered Public Accounting Firm Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               Table of Contents

                         Year ended December 31, 2020

                                                                            Page
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-4

Statements of Operations...................................................   F-6

Statements of Changes in Net Assets........................................   F-8

Notes to Financial Statements..............................................  F-14

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Genworth Life Insurance Company of New York and
Contract Owners of
Genworth Life of New York VA Separate Account 3:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 3 (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   Appendix

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB International Value Portfolio -- Class B (2)
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares (2) Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares
     (2)
   Invesco V.I. Comstock Fund -- Series II shares (2)
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares (2)
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (2)
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes Kaufmann Fund II -- Service Shares (1) (2)
Fidelity(R) Variable Insurance Products Fund
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Service Class 2
   VIP FundsManager(R) 50% Portfolio -- Service Class 2
   VIP FundsManager(R) 60% Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Mutual Shares VIP Fund -- Class 2 Shares (2)
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
Janus Aspen Series
   Janus Henderson Forty Portfolio -- Service Shares
PIMCO Variable Insurance Trust
   High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
State Street Variable Insurance Series Funds, Inc.
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
The Prudential Series Fund
   Natural Resources Portfolio -- Class II Shares

(1)See Note 1 to the financial statements for the former name of the subaccount.
(2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                     Statements of Assets and Liabilities

                               December 31, 2020

                                                                                               American
                                           AB Variable     AIM Variable Insurance Funds         Century          BlackRock
                                         Products Series   (Invesco Variable Insurance         Variable       Variable Series
                                           Fund, Inc.                 Funds)              Portfolios II, Inc.   Funds, Inc.
                                         --------------- -------------------------------- ------------------- ----------------
                                                             Invesco          Invesco                            BlackRock
                                               AB          Oppenheimer         V.I.               VP               Basic
                                            Small Cap          V.I.            Core            Inflation           Value
                                             Growth           Global          Equity          Protection            V.I.
                                          Portfolio --       Fund --          Fund --           Fund --           Fund --
                                             Class B     Series II Shares Series I shares      Class II       Class III Shares
------------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $10,641          $11,704         $11,219             $22,965          $19,081
Dividend receivable                                   --               --              --                  --               --
Total assets                                      10,641           11,704          11,219              22,965           19,081

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             --                2              --                   1                1
Payable for units withdrawn                            1                1               1                  --               --
Total liabilities                                      1                3               1                   1                1
Net assets                                       $10,640          $11,701         $11,218             $22,964          $19,080

Investments in securities at cost                 $6,796           $7,298         $10,383             $22,726          $20,764
Shares outstanding                                   420              228             369               2,071            1,418

                                                                                          Goldman Sachs
                                             Fidelity(R) Variable Insurance Products        Variable      Janus Aspen
                                                        Fund (continued)                 Insurance Trust     Series
                                         ----------------------------------------------- --------------- --------------
                                                                                          Goldman Sachs
                                               VIP             VIP                         Government        Janus
                                             Growth        Investment          VIP            Money        Henderson
                                          Opportunities    Grade Bond        Mid Cap         Market          Forty
                                          Portfolio --    Portfolio --    Portfolio --       Fund --      Portfolio --
                                         Service Class 2 Service Class 2 Service Class 2 Service Shares  Service Shares
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $11,263         $19,026          $2,483        $723,669        $17,725
Dividend receivable                                   --              --              --               2             --
Total assets                                      11,263          19,026           2,483         723,671         17,725

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              4               1              --              29             (1)
Payable for units withdrawn                            1              --              --              --             --
Total liabilities                                      5               1              --              29             (1)
Net assets                                       $11,258         $19,025          $2,483        $723,642        $17,726

Investments in securities at cost                 $4,562         $17,678          $2,165        $723,669        $11,884
Shares outstanding                                   148           1,387              67         723,669            335

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

   BlackRock
Variable Series     Columbia
  Funds, Inc.    Funds Variable   Eaton Vance
  (continued)    Series Trust II Variable Trust           Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------
   BlackRock
     Global       CTIVP/SM/ --
   Allocation     Loomis Sayles        VT             VIP             VIP             VIP              VIP
      V.I.           Growth      Floating-Rate   Contrafund(R)   Equity-Income  FundsManager(R)  FundsManager(R)
    Fund --          Fund --         Income      Portfolio --    Portfolio --   50% Portfolio -- 60% Portfolio --
Class III Shares     Class 1          Fund      Service Class 2 Service Class 2 Service Class 2  Service Class 2
-----------------------------------------------------------------------------------------------------------------

     $12,177,779         $10,646        $28,857         $30,449          $7,113       $2,659,699      $14,039,699
              --              --             85              --              --               --               --
      12,177,779          10,646         28,942          30,449           7,113        2,659,699       14,039,699

             542              --              1               1              --              123              630
              18               1             --              --               1               36               89
             560               1              1               1               1              159              719
     $12,177,219         $10,645        $28,941         $30,448          $7,112       $2,659,540      $14,038,980

     $10,702,236          $4,458        $29,677         $20,774          $6,473       $2,137,113      $12,670,732
         747,562             215          3,196             652             307          196,869        1,241,353


                                                                 State Street Variable     The Prudential
               PIMCO Variable Insurance Trust                Insurance Series Funds, Inc.    Series Fund
----------------------------------------------------------------------------------------------------------
                 Long-Term                                        Real
                    U.S.           Low            Total          Estate         Total
  High Yield     Government      Duration         Return       Securities       Return         Natural
 Portfolio --   Portfolio --   Portfolio --    Portfolio --      V.I.S.         V.I.S.        Resources
Administrative Administrative Administrative  Administrative    Fund --        Fund --      Portfolio --
 Class Shares   Class Shares   Class Shares    Class Shares  Class 1 Shares Class 3 Shares Class II Shares
----------------------------------------------------------------------------------------------------------

       $36,702        $26,340            $(2)        $21,646            $--     $8,172,873          $3,339
           173             38              2              53             --             --              --
        36,875         26,378             --          21,699             --      8,172,873           3,339

             1             --             --               1             --            365              --
            --             --             --              --             --             37               1
             1             --             --               1             --            402               1
       $36,874        $26,378            $--         $21,698            $--     $8,172,471          $3,338

       $35,714        $20,585            $--         $20,794            $--     $7,899,473          $2,972
         4,582          1,783             --           1,868             --        493,233             127

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                           Statements of Operations

                                                                                                 American
                                           AB Variable      AIM Variable Insurance Funds          Century
                                         Products Series     (Invesco Variable Insurance         Variable
                                           Fund, Inc.                  Funds)               Portfolios II, Inc.
                                         ---------------  --------------------------------- -------------------
                                                              Invesco           Invesco
                                               AB           Oppenheimer          V.I.               VP
                                            Small Cap           V.I.             Core            Inflation
                                             Growth            Global           Equity          Protection
                                          Portfolio --        Fund --           Fund --           Fund --
                                             Class B      Series II Shares  Series I shares      Class II
                                         ---------------  ----------------  --------------- -------------------
                                           Year ended        Year ended       Year ended        Year ended
                                          December 31,      December 31,     December 31,      December 31,
                                              2020              2020             2020              2020
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $--               $43             $135                $307
Mortality and expense risk and
administrative charges (note 4)                      109               138              110                 433
Net investment income (expense)                     (109)              (95)              25                (126)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            (455)               35               14                (929)
Change in unrealized appreciation
(depreciation)                                     3,719             2,081              836               2,984
Capital gain distributions                           597               356            2,324                  --
Net realized and unrealized gain (loss)
on investments                                     3,861             2,472            3,174               2,055

Increase (decrease) in net assets from
operations                                        $3,752            $2,377           $3,199              $1,929

                                            BlackRock
                                         Variable Series
                                           Funds, Inc.
                                         ----------------
                                            BlackRock
                                              Basic
                                              Value
                                               V.I.
                                             Fund --
                                         Class III Shares
                                         ----------------
                                            Year ended
                                           December 31,
                                               2020
----------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $337
Mortality and expense risk and
administrative charges (note 4)                       240
Net investment income (expense)                        97

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              (56)
Change in unrealized appreciation
(depreciation)                                       (158)
Capital gain distributions                            424
Net realized and unrealized gain (loss)
on investments                                        210

Increase (decrease) in net assets from
operations                                           $307

                                                                                            Goldman Sachs
                                              Fidelity(R) Variable Insurance Products         Variable       Janus Aspen
                                                         Fund (continued)                  Insurance Trust      Series
                                         ------------------------------------------------- ---------------  --------------
                                                                                            Goldman Sachs
                                               VIP              VIP                          Government         Janus
                                             Growth         Investment          VIP             Money         Henderson
                                          Opportunities     Grade Bond        Mid Cap          Market           Forty
                                          Portfolio --     Portfolio --    Portfolio --        Fund --       Portfolio --
                                         Service Class 2  Service Class 2 Service Class 2  Service Shares   Service Shares
                                         ---------------  --------------- ---------------  ---------------  --------------
                                           Year ended       Year ended      Year ended       Year ended       Year ended
                                          December 31,     December 31,    December 31,     December 31,     December 31,
                                              2020             2020            2020             2020             2020
---------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $--             $376             $10           $1,425             $90
Mortality and expense risk and
administrative charges (note 4)                      139              316              34            6,104             202
Net investment income (expense)                     (139)              60             (24)          (4,679)           (112)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                             864               16            (601)              --             243
Change in unrealized appreciation
(depreciation)                                     2,078            1,213             407               --           3,735
Capital gain distributions                           735                7              --               --           1,025
Net realized and unrealized gain (loss)
on investments                                     3,677            1,236            (194)              --           5,003

Increase (decrease) in net assets from
operations                                        $3,538           $1,296           $(218)         $(4,679)         $4,891

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

   BlackRock
Variable Series      Columbia
  Funds, Inc.     Funds Variable    Eaton Vance
  (continued)     Series Trust II  Variable Trust              Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
   BlackRock
     Global        CTIVP/SM/ --
   Allocation      Loomis Sayles         VT              VIP              VIP              VIP               VIP
      V.I.            Growth       Floating-Rate    Contrafund(R)    Equity-Income   FundsManager(R)   FundsManager(R)
    Fund --           Fund --          Income       Portfolio --     Portfolio --    50% Portfolio --  60% Portfolio --
Class III Shares      Class 1           Fund       Service Class 2  Service Class 2  Service Class 2   Service Class 2
------------------------------------------------------------------------------------------------------------------------
   Year ended       Year ended       Year ended      Year ended       Year ended        Year ended        Year ended
  December 31,     December 31,     December 31,    December 31,     December 31,      December 31,      December 31,
      2020             2020             2020            2020             2020              2020              2020
------------------------------------------------------------------------------------------------------------------------

        $139,328              $--          $1,084              $11             $312           $28,343          $122,894
         191,871              240             525              343              330            51,117           226,552
         (52,543)            (240)            559             (332)             (18)          (22,774)         (103,658)

         203,719           14,341            (402)            (265)          (4,787)          174,949            15,484
       1,164,656          (14,002)            (62)           8,262           (8,730)           55,781         1,412,633
         692,047               --              --               80            3,474            76,169           351,538
       2,060,422              339            (464)           8,077          (10,043)          306,899         1,779,655

      $2,007,879              $99             $95           $7,745         $(10,061)         $284,125        $1,675,997


                                                                   State Street Variable      The Prudential
               PIMCO Variable Insurance Trust                  Insurance Series Funds, Inc.     Series Fund
--------------------------------------------------------------------------------------------------------------
                 Long-Term                                         Real
                    U.S.            Low            Total          Estate          Total
  High Yield     Government       Duration         Return       Securities        Return          Natural
 Portfolio --   Portfolio --    Portfolio --    Portfolio --      V.I.S.          V.I.S.         Resources
Administrative Administrative  Administrative  Administrative    Fund --         Fund --       Portfolio --
 Class Shares   Class Shares    Class Shares    Class Shares  Class 1 Shares  Class 3 Shares  Class II Shares
--------------------------------------------------------------------------------------------------------------
  Year ended     Year ended      Year ended      Year ended     Year ended      Year ended      Year ended
 December 31,   December 31,    December 31,    December 31,   December 31,    December 31,    December 31,
     2020           2020            2020            2020           2020            2020            2020
--------------------------------------------------------------------------------------------------------------

        $1,963           $449            $165          $1,077            $--        $127,568              $--
           650            457             150             727            159         135,032               46
         1,313             (8)             15             350           (159)         (7,464)             (46)

           313            106            (483)          2,353           (183)        (64,574)            (855)
            54          3,196             594           1,022         (2,074)        410,854              342
            --            225              --             466             --              --               --
           367          3,527             111           3,841         (2,257)        346,280             (513)

        $1,680         $3,519            $126          $4,191        $(2,416)       $338,816            $(559)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                      Statements of Changes in Net Assets

                                           AB Variable Products      AIM Variable Insurance Funds (Invesco Variable
                                             Series Fund, Inc.                      Insurance Funds)
                                         ------------------------- ---------------------------------------------------

                                                    AB                      Invesco                   Invesco
                                                 Small Cap             Oppenheimer V.I.              V.I. Core
                                            Growth Portfolio --         Global Fund --            Equity Fund --
                                                  Class B              Series II Shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(109)        $(74)        $(95)        $(69)         $25        $--
Net realized gain (loss) on investments       (455)           1           35           30           14         --
Change in unrealized appreciation
(depreciation) on investments                3,719          771        2,081          953          836         --
Capital gain distributions                     597          708          356        1,214        2,324         --
Increase (decrease) in net assets from
operations                                   3,752        1,406        2,377        2,128        3,199         --

From capital transactions (note 4):
Net premiums                                    --           --           --           --           --         --
Transfers for contract benefits and
terminations                                (1,624)          --           --           --           --         --
Administrative expenses                         (7)          (9)          --           --           --         --
Transfers between subaccounts
(including fixed account), net               2,994           (1)          --           (1)       8,019         --
Increase (decrease) in net assets from
capital transactions                         1,363          (10)          --           (1)       8,019         --
Increase (decrease) in net assets            5,115        1,396        2,377        2,127       11,218         --
Net assets at beginning of year              5,525        4,129        9,324        7,197           --         --
Net assets at end of year                  $10,640       $5,525      $11,701       $9,324      $11,218        $--

Change in units (note 5):
Units purchased                                105           --           --           --          497         --
Units redeemed                                 (64)          --           --           --           --         --
Net increase (decrease) in units from
capital transactions with contract
owners                                          41           --           --           --          497         --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

    American Century                                                              Columbia Funds Variable
Variable Portfolios II, Inc.        BlackRock Variable Series Funds, Inc.             Series Trust II
-----------------------------------------------------------------------------------------------------------
                                     BlackRock                 BlackRock               CTIVP/SM/ --
                                       Basic                    Global                 Loomis Sayles
           VP                          Value                  Allocation                  Growth
  Inflation Protection             V.I. Fund --              V.I. Fund --                 Fund --
    Fund -- Class II             Class III Shares          Class III Shares               Class 1
-----------------------------------------------------------------------------------------------------------
 Year ended     Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2020           2019          2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------


    $(126)          $269           $97         $130       $(52,543)    $(55,726)     $(240)       $(672)
     (929)           (77)          (56)         (19)       203,719       (5,818)    14,341          273
    2,984          2,524          (158)       1,719      1,164,656    1,488,397    (14,002)      10,736
       --             --           424        1,523        692,047      507,546         --           --
    1,929          2,716           307        3,353      2,007,879    1,934,399         99       10,337

       --             --            --           --             --           --         --           --
   (8,103)          (206)           --           --     (1,428,430)  (1,131,298)    (5,092)          --
      (30)           (36)           --           --       (225,492)    (247,140)       (17)         (24)
  (11,447)            (9)           --           (1)    (1,213,946)    (502,904)   (29,563)           1
  (19,580)          (251)           --           (1)    (2,867,868)  (1,881,342)   (34,672)         (23)
  (17,651)         2,465           307        3,352       (859,989)      53,057    (34,573)      10,314
   40,615         38,150        18,773       15,421     13,037,208   12,984,151     45,218       34,904
  $22,964        $40,615       $19,080      $18,773    $12,177,219  $13,037,208    $10,645      $45,218

       --             --            --           --         41,894       12,342         --           --
   (1,712)           (23)           --           --       (236,639)    (151,832)    (2,181)          (2)

   (1,712)           (23)           --           --       (194,745)    (139,490)    (2,181)          (2)

  Eaton Vance Variable
          Trust
-------------------------


           VT
      Floating-Rate
       Income Fund
-------------------------
 Year ended   Year ended
December 31, December 31,
    2020         2019
-------------------------


     $559         $911
     (402)         (18)
      (62)         863
       --           --
       95        1,756

       --           --
       --         (228)
       --           (8)
   (5,322)          (9)
   (5,322)        (245)
   (5,227)       1,511
   34,168       32,657
  $28,941      $34,168

      419           --
     (839)         (20)

     (420)         (20)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3


                                                         Fidelity(R) Variable Insurance Products Fund
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                               Contrafund(R)             Equity-Income            FundsManager(R)
                                               Portfolio --              Portfolio --            50% Portfolio --
                                              Service Class 2           Service Class 2           Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(332)       $(145)        $(18)        $182       $(22,774)    $(10,305)
Net realized gain (loss) on investments       (265)           5       (4,787)          57        174,949       91,222
Change in unrealized appreciation
(depreciation) on investments                8,262        1,763       (8,730)      11,296         55,781      110,431
Capital gain distributions                      80        1,308        3,474        4,717         76,169      403,572
Increase (decrease) in net assets from
operations                                   7,745        2,931      (10,061)      16,252        284,125      594,920

From capital transactions (note 4):
Net premiums                                    --           --           --           --             --           --
Transfers for contract benefits and
terminations                                (4,398)          --      (23,208)          --     (1,139,548)    (478,753)
Administrative expenses                        (15)         (21)         (11)         (20)       (62,571)     (75,898)
Transfers between subaccounts
(including fixed account), net              14,223           (1)     (40,632)          --       (170,305)    (426,217)
Increase (decrease) in net assets from
capital transactions                         9,810          (22)     (63,851)         (20)    (1,372,424)    (980,868)
Increase (decrease) in net assets           17,555        2,909      (73,912)      16,232     (1,088,299)    (385,948)
Net assets at beginning of year             12,893        9,984       81,024       64,792      3,747,839    4,133,787
Net assets at end of year.                 $30,448      $12,893       $7,112      $81,024     $2,659,540   $3,747,839

Change in units (note 5):
Units purchased                                708           --           --           --         10,458        1,377
Units redeemed                                (240)          (1)      (3,658)          (1)      (102,868)     (71,065)
Net increase (decrease) in units from
capital transactions with contract
owners                                         468           (1)      (3,658)          (1)       (92,410)     (69,688)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                                                                                                         Goldman Sachs Variable
                       Fidelity(R) Variable Insurance Products Fund (continued)                              Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
                                     VIP                       VIP                                            Goldman Sachs
           VIP                     Growth                  Investment                    VIP                   Government
     FundsManager(R)            Opportunities              Grade Bond                  Mid Cap                    Money
    60% Portfolio --            Portfolio --              Portfolio --              Portfolio --             Market Fund --
     Service Class 2           Service Class 2           Service Class 2           Service Class 2           Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


  $(103,658)    $(52,230)     $(139)       $(155)         $60         $148         $(24)        $(27)       $(4,679)        $821
     15,484     (142,860)       864           57           16           (2)        (601)          (5)            --           --
  1,412,633      246,403      2,078        2,560        1,213        1,098          407          311             --           --
    351,538    2,469,421        735          856            7           --           --          384             --           --
  1,675,997    2,520,734      3,538        3,318        1,296        1,244         (218)         663         (4,679)         821

         --      205,621         --           --           --           --           --           --             --           --
 (1,904,565)  (1,230,590)    (3,801)          --           --           --         (982)          --     (2,251,359)  (2,011,767)
   (227,246)    (246,997)       (16)         (19)          --           --           (4)          (6)        (5,853)      (7,565)
      3,575   (1,464,197)      (391)          (1)          (1)          --          (68)          (1)     2,238,880    2,435,855
 (2,128,236)  (2,736,163)    (4,208)         (20)          (1)          --       (1,054)          (7)       (18,332)     416,523
   (452,239)    (215,429)      (670)       3,298        1,295        1,244       (1,272)         656        (23,011)     417,344
 14,491,219   14,706,648     11,928        8,630       17,730       16,486        3,755        3,099        746,653      329,309
$14,038,980  $14,491,219    $11,258      $11,928      $19,025      $17,730       $2,483       $3,755       $723,642     $746,653

     29,559       15,059         --           --           --           --           --           --        315,862      273,933
   (157,328)    (194,645)      (154)          (1)          --           --          (73)          --       (315,703)    (229,671)

   (127,769)    (179,586)      (154)          (1)          --           --          (73)          --            159       44,262

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                                            Janus Aspen Series               PIMCO Variable Insurance Trust
                                         ------------------------- ---------------------------------------------------
                                                   Janus                                             Long-Term
                                                 Henderson                High Yield              U.S. Government
                                                   Forty                 Portfolio --              Portfolio --
                                               Portfolio --             Administrative            Administrative
                                              Service Shares             Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(112)       $(129)      $1,313       $1,351          $(8)         $78
Net realized gain (loss) on investments        243           23          313            8          106           54
Change in unrealized appreciation
(depreciation) on investments                3,735        1,941           54        3,448        3,196        2,225
Capital gain distributions                   1,025          757           --           --          225           --
Increase (decrease) in net assets from
operations                                   4,891        2,592        1,680        4,807        3,519        2,357

From capital transactions (note 4):
Net premiums                                    --           --           --           --           --           --
Transfers for contract benefits and
terminations                                (3,387)          --           --         (295)          --         (270)
Administrative expenses                        (12)         (16)          --          (10)          --           (9)
Transfers between subaccounts
(including fixed account), net               6,222           (1)      (6,638)         (10)           1          (10)
Increase (decrease) in net assets from
capital transactions                         2,823          (17)      (6,638)        (315)           1         (289)
Increase (decrease) in net assets            7,714        2,575       (4,958)       4,492        3,520        2,068
Net assets at beginning of year             10,012        7,437       41,832       37,340       22,858       20,790
Net assets at end of year.                 $17,726      $10,012      $36,874      $41,832      $26,378      $22,858

Change in units (note 5):
Units purchased                                235           --          390           --           --           --
Units redeemed                                (140)          (1)        (779)         (21)          --          (19)
Net increase (decrease) in units from
capital transactions with contract
owners                                          95           (1)        (389)         (21)          --          (19)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

    PIMCO Variable Insurance Trust (continued)      State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------

      Low Duration              Total Return               Real Estate                  Total
      Portfolio --              Portfolio --               Securities                  Return
     Administrative            Administrative            V.I.S. Fund --            V.I.S. Fund --
      Class Shares              Class Shares             Class 1 Shares            Class 3 Shares
--------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019
--------------------------------------------------------------------------------------------------------


      $15         $300         $350       $1,211        $(159)        $(50)       $(7,464)     $39,006
     (483)         (13)       2,353          (24)        (183)          43        (64,574)     (66,584)
      594          284        1,022        4,154       (2,074)       2,214        410,854    1,237,310
       --           --          466           --           --        1,153             --           --
      126          571        4,191        5,341       (2,416)       3,360        338,816    1,209,732

       --           --           --           --           --           --             --           --
  (18,654)        (193)     (32,156)          --      (15,049)          --       (727,253)    (729,413)
       --           (6)          --           --           --           --       (152,580)    (166,198)
   (4,589)          (6)     (35,635)          (1)         107            1       (767,580)     (42,658)
  (23,243)        (205)     (67,791)          (1)     (14,942)           1     (1,647,413)    (938,269)
  (23,117)         366      (63,600)       5,340      (17,358)       3,361     (1,308,597)     271,463
   23,117       22,751       85,298       79,958       17,358       13,997      9,481,068    9,209,605
      $--      $23,117      $21,698      $85,298          $--      $17,358     $8,172,471   $9,481,068

      433           --          816           --           --           --         37,226       10,927
   (2,643)         (20)      (6,085)          --         (661)          --       (144,077)     (74,318)

   (2,210)         (20)      (5,269)          --         (661)          --       (106,851)     (63,391)

The Prudential Series Fund
--------------------------

         Natural
        Resources
      Portfolio --
     Class II Shares
--------------------------
 Year ended    Year ended
December 31,  December 31,
    2020          2019
--------------------------


     $(46)         $(77)
     (855)           (1)
      342           503
       --            --
     (559)          425

       --            --
   (1,254)           --
       (5)          (10)
     (165)            1
   (1,424)           (9)
   (1,983)          416
    5,321         4,905
   $3,338        $5,321

       --            --
     (399)           (2)

     (399)           (2)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                         Notes to Financial Statements

                               December 31, 2020

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 (the "Separate Account") is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC"). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLICNY's Home Office is located at 600 Third Avenue, Suite 2400, New York, New York, 10016. GLICNY's principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

   GLICNY's principal products are long-term care insurance ("LTC"), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured's home or assisted living or nursing facilities. Fixed annuities are intended to provide annuitants with a guaranteed income payout for a specified term or for life. Deferred annuities are intended for contract holders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant's lifetime or the longer of a defined number of years and the annuitant's lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, Genworth continues to service its existing retained and reinsured blocks of business. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

   GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, variable life insurance and funding agreements. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLICNY from COVID-19 in 2020 were related to the current low interest rate environment and continued elevated mortality. The low interest rate environment and volatile equity markets adversely impacted earnings in GLICNY's variable annuity products. GLICNY's LTC products were negatively impacted by the current low interest rate environment, particularly as it relates to asset adequacy analysis. However, these impacts were partially offset by higher mortality which had favorable impacts on reserves of GLICNY's LTC products. Future changes in morbidity experience may also impact GLICNY's LTC products. Conversely, higher mortality rates had unfavorable impacts on the Company's life insurance products. GLICNY observed minimal impacts from COVID-19 in its fixed and variable annuity products.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020


   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLICNY and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLICNY and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

Prior Portfolio Name                     Current Portfolio Name                                 Effective Date
--------------------                     ----------------------                                 --------------
Federated Insurance Series -- Federated  Federated Hermes Insurance Series -- Federated Hermes  April 28, 2020
  Kaufmann Fund II -- Service Shares       Kaufmann Fund II -- Service Shares
Oppenheimer Variable Account Funds --    AIM Variable Insurance Funds (Invesco Variable           May 27, 2019
  Oppenheimer Global Fund/VA --            Insurance Funds) -- Invesco Oppenheimer V.I.
  Service Shares                           Global Fund -- Series II Shares
Oppenheimer Variable Account Funds --    AIM Variable Insurance Funds (Invesco Variable           May 27, 2019
  Oppenheimer Main Street Fund(R)/         Insurance Funds) -- Invesco Oppenheimer V.I.
  VA -- Service Shares                     Main Street Fund(R) -- Series II Shares
Oppenheimer Variable Account Funds --    AIM Variable Insurance Funds (Invesco Variable           May 27, 2019
  Oppenheimer Main Street Small Cap        Insurance Funds) -- Invesco Oppenheimer V.I.
  Fund(R)/VA -- Service Shares             Main Street Small Cap Fund(R) -- Series II Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020


   As of December 31, 2020, the below portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020:

AB Variable Products Series Fund, Inc. -- AB International   AIM Variable Insurance Funds (Invesco Variable Insurance
  Value Portfolio -- Class B                                   Funds) -- Invesco V.I. International Growth Fund --
AIM Variable Insurance Funds (Invesco Variable Insurance       Series II shares
  Funds) -- Invesco Oppenheimer V.I. Main Street Fund(R) --  Columbia Funds Variable Series Trust II -- Columbia
  Series II Shares                                             Variable Portfolio -- Overseas Core Fund -- Class 2
AIM Variable Insurance Funds (Invesco Variable Insurance     Federated Hermes Insurance Series -- Federated Hermes
  Funds) -- Invesco Oppenheimer V.I. Main Street Small Cap     Kaufmann Fund II -- Service Shares
  Fund(R) -- Series II Shares                                Franklin Templeton Variable Insurance Products
AIM Variable Insurance Funds (Invesco Variable Insurance       Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares
  Funds) -- Invesco V.I. Comstock Fund -- Series II shares

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (e) Net Assets

   Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

  (f) Subsequent Events

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2020 were:

                           Cost of    Proceeds
                            Shares      from
Fund/Portfolio             Acquired  Shares Sold
--------------            ---------- -----------
AB Variable Products
  Series Fund, Inc.
  AB Small Cap Growth
   Portfolio -- Class B.. $    3,805 $    1,954
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco Oppenheimer
   V.I. Global Fund --
   Series II Shares......        400        138
  Invesco V.I. Core
   Equity Fund -- Series
   I shares..............     10,478        109
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II..............        307     20,015
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund --
   Class III Shares......        761        240
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares...  1,454,135  3,682,928
Columbia Funds Variable
  Series Trust II
  CTIVP/SM/ -- Loomis
   Sayles Growth Fund --
   Class 1...............          1     34,913

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

                            Cost of    Proceeds
                             Shares      from
Fund/Portfolio              Acquired  Shares Sold
--------------             ---------- -----------
Eaton Vance Variable
  Trust
  VT Floating -- Rate
   Income Fund............ $    6,344 $   11,082
Fidelity(R) Variable
  Insurance Products Fund
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................     14,525      4,969
  VIP Equity-Income
   Portfolio -- Service
   Class 2................      3,786     64,183
  VIP FundsManager(R)
   50% Portfolio --
   Service Class 2........    262,365  1,581,444
  VIP FundsManager(R)
   60% Portfolio --
   Service Class 2........    954,846  2,835,221
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................        736      4,345
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........        383        317
  VIP Mid Cap Portfolio
   -- Service Class 2.....         12      1,091
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs
   Government Money
   Market Fund --
   Service Shares.........  2,886,610  2,908,527
Janus Aspen Series
  Janus Henderson Forty
   Portfolio -- Service
   Shares.................      7,531      3,795
PIMCO Variable Insurance
  Trust
  High Yield Portfolio
   -- Administrative
   Class Shares...........      8,368     13,706
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares...........        675        457
  Low Duration Portfolio
   -- Administrative
   Class Shares...........      4,813     27,996
  Total Return Portfolio
   -- Administrative
   Class Shares...........     12,604     79,425
State Street Variable
  Insurance Series
  Funds, Inc.
  Real Estate Securities
   V.I.S. Fund --
   Class 1 Shares.........         --     15,101
  Total Return V.I.S.
   Fund -- Class 3 Shares.    657,775  2,312,710
The Prudential Series
  Fund
  Natural Resources
   Portfolio -- Class II
   Shares.................         --      1,470

(4)Related Party Transactions

  (a) GLICNY

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for the premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      1.00% -- 1.80% of the daily value of
 This charge is assessed through a      the assets invested in each Portfolio
 reduction in unit values.              (fund).

 Administrative Charge                  0.15% of the daily value of the
 This charge is assessed through a      assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $40 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 6.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the year or lesser periods ended December 31, 2020, 2019, 2018, 2017 and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020


   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

AB Variable Products Series Fund, Inc. -- AB International   Columbia Funds Variable Series Trust II --
  Value Portfolio -- Class B                                   Columbia Variable Portfolio -- Overseas Core
AIM Variable Insurance Funds (Invesco Variable Insurance       Fund -- Class 2
  Funds) -- Invesco Oppenheimer V.I. Main Street Fund(R) --  Federated Hermes Insurance Series -- Federated
  Series II Shares                                             Hermes Kaufmann Fund II -- Service Shares
AIM Variable Insurance Funds (Invesco Variable Insurance     Franklin Templeton Variable Insurance Products
  Funds) -- Invesco Oppenheimer V.I. Main Street Small Cap     Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares
  Fund(R) -- Series II Shares                                PIMCO Variable Insurance Trust -- Low Duration Portfolio --
AIM Variable Insurance Funds (Invesco Variable Insurance       Administrative Class Shares
  Funds) -- Invesco V.I. Comstock Fund -- Series II shares   State Street Variable Insurance Series Funds, Inc. -- Real
AIM Variable Insurance Funds (Invesco Variable Insurance       Estate Securities V.I.S. Fund -- Class 1 Shares.
  Funds) -- Invesco V.I. International Growth Fund --
  Series II shares

                                         Expense as a                        Net   Investment
                                         % of Average                       Assets   Income
                                        Net Assets (1) Units   Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ----- -------------- ------ ---------- --------------------
AB Variable Products Series Fund, Inc.
 AB Small Cap Growth Portfolio --
   Class B
   2020................................ 1.45% to 1.45%   191 55.88 to 55.88   11     0.00%      51.42% to   51.42%
   2019................................ 1.45% to 1.45%   150 36.90 to 36.90    6     0.00%      34.04% to   34.04%
   2018................................ 1.45% to 1.45%   150 27.53 to 27.53    4     0.00%     (2.55)% to  (2.55)%
   2017................................ 1.45% to 1.45% 1,817 28.25 to 28.25   51     0.00%      31.85% to   31.85%
   2016................................ 1.45% to 1.45% 1,901 21.43 to 21.43   41     0.00%       4.68% to    4.68%
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares
   2020................................ 1.45% to 1.45%   418 27.96 to 27.96   12     0.57%      25.49% to   25.49%
   2019................................ 1.45% to 1.45%   418 22.28 to 22.28    9     0.64%      29.55% to   29.55%
   2018................................ 1.45% to 1.45%   419 17.20 to 17.20    7     0.76%    (14.66)% to (14.66)%
   2017................................ 1.45% to 1.65% 3,190 20.16 to 19.83   63     0.71%      34.35% to   34.08%
   2016................................ 1.45% to 1.65% 3,560 15.00 to 14.79   53     0.78%     (1.60)% to  (1.80)%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2020................................ 1.45% to 1.45%   497 22.56 to 22.56   11     0.20%      12.20% to   12.20%
   2019................................ 1.15% to 1.95%    -- 20.73 to 19.12   --     0.00%      27.48% to   26.45%
   2018................................ 1.15% to 1.95%    -- 16.26 to 15.12   --     0.00%    (10.44)% to (11.17)%
   2017................................ 1.15% to 1.95%    -- 18.15 to 17.02   --     0.00%      11.88% to   10.97%
   2016................................ 1.70% to 1.70%   232 15.61 to 15.61    4     0.77%       8.39% to    8.39%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

                                        Expense as a                            Net   Investment
                                        % of Average                           Assets   Income
                                       Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                       -------------- --------- -------------- ------ ---------- -------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2020............................... 1.45% to 1.70%     1,900 12.35 to 12.01     23   1.19%      7.97% to    7.69%
   2019............................... 1.45% to 1.70%     3,612 11.44 to 11.16     41   2.32%      7.32% to    7.05%
   2018............................... 1.45% to 1.75%     3,634 10.66 to 10.37     38   2.57%    (4.24)% to  (4.53)%
   2017............................... 1.45% to 1.75%     6,241 11.13 to 10.87     68   2.56%      2.17% to    1.86%
   2016............................... 1.45% to 1.75%     6,898 10.90 to 10.67     74   1.86%      2.88% to    2.57%
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2020............................... 1.45% to 1.45%       884 21.58 to 21.58     19   0.81%      1.63% to    1.63%
   2019............................... 1.45% to 1.45%       884 21.23 to 21.23     19   2.21%     21.74% to   21.74%
   2018............................... 1.45% to 1.45%       884 17.44 to 17.44     15   1.06%    (9.45)% to  (9.45)%
   2017............................... 1.45% to 1.45%     2,997 19.26 to 19.26     58   1.25%      6.45% to    6.45%
   2016............................... 1.45% to 1.45%     2,997 18.09 to 18.09     54   1.42%     16.02% to   16.02%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2020............................... 1.15% to 1.90%   715,769 17.92 to 16.49 12,177   1.22%     19.32% to   18.42%
   2019............................... 1.15% to 1.90%   910,514 15.02 to 13.92 13,037   1.21%     16.40% to   15.52%
   2018............................... 1.15% to 1.90% 1,050,005 12.90 to 12.05 12,984   0.80%    (8.65)% to  (9.34)%
   2017............................... 1.15% to 1.90% 1,244,551 14.12 to 13.29 16,932   1.25%     12.40% to   11.55%
   2016............................... 1.15% to 1.90% 1,363,292 12.56 to 11.92 16,580   1.20%      2.61% to    1.84%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM /-- Loomis Sayles Growth
   Fund -- Class 1
   2020............................... 1.45% to 1.45%       478 22.25 to 22.25     11   0.00%     30.02% to   30.02%
   2019............................... 1.45% to 1.70%     2,659 17.11 to 16.95     45   0.00%     29.84% to   29.52%
   2018............................... 1.45% to 1.70%     2,660 13.18 to 13.09     35   0.00%    (3.82)% to  (4.07)%
   2017............................... 1.45% to 1.70%     8,704 13.70 to 13.64    119   0.00%     31.11% to   30.78%
   2016 (4)........................... 1.45% to 1.70%    10,852 10.45 to 10.43    113   0.00%      6.77% to    6.50%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2020............................... 1.45% to 1.70%     2,305 12.77 to 12.42     29   3.35%      0.52% to    0.26%
   2019............................... 1.45% to 1.70%     2,725 12.71 to 12.39     34   4.29%      5.53% to    5.26%
   2018............................... 1.45% to 1.75%     2,746 12.04 to 11.72     33   3.72%    (1.53)% to  (1.83)%
   2017............................... 1.45% to 1.75%     7,236 12.23 to 11.94     87   3.26%      1.93% to    1.62%
   2016............................... 1.45% to 1.75%     7,020 12.00 to 11.75     83   3.48%      7.37% to    7.04%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

                                          Expense as a                            Net   Investment
                                          % of Average                           Assets   Income
                                         Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                         -------------- --------- -------------- ------ ---------- -------------------
Fidelity(R) Variable Insurance Products
  Fund
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2020................................. 1.45% to 1.45%     1,025 29.69 to 29.69     30   0.09%     28.35% to   28.35%
   2019................................. 1.45% to 1.45%       557 23.14 to 23.14     13   0.22%     29.37% to   29.37%
   2018................................. 1.45% to 1.45%       556 17.88 to 17.88     10   0.30%    (8.00)% to  (8.00)%
   2017................................. 1.45% to 1.95%     6,072 19.44 to 18.86    117   0.58%     19.83% to   19.22%
   2016................................. 1.45% to 1.95%    12,415 16.22 to 15.82    200   1.11%      6.17% to    5.64%
 VIP Equity-Income Portfolio --
   Service Class 2
   2020................................. 1.45% to 1.45%       330 21.56 to 21.56      7   2.07%      4.90% to    4.90%
   2019................................. 1.45% to 1.70%     3,988 20.55 to 20.14     81   1.85%     25.26% to   24.95%
   2018................................. 1.45% to 1.70%     3,989 16.40 to 16.12     65   1.75%    (9.87)% to (10.10)%
   2017................................. 1.45% to 1.95%     8,484 18.20 to 17.66    153   1.09%     11.02% to   10.46%
   2016................................. 1.45% to 1.95%    15,014 16.39 to 15.99    245   3.50%     16.01% to   15.42%
 VIP FundsManager(R) 50%
   Portfolio -- Service Class 2
   2020................................. 1.15% to 1.90%   160,512 17.38 to 16.24  2,660   0.99%     12.57% to   11.72%
   2019................................. 1.15% to 1.90%   252,922 15.44 to 14.53  3,748   1.41%     16.34% to   15.45%
   2018................................. 1.15% to 1.90%   322,612 13.27 to 12.59  4,134   1.13%    (6.47)% to  (7.18)%
   2017................................. 1.15% to 1.90%   439,861 14.19 to 13.56  6,064   0.93%     12.93% to   12.08%
   2016................................. 1.15% to 1.90%   537,219 12.56 to 12.10  6,591   1.06%      2.88% to    2.11%
 VIP FundsManager(R) 60%
   Portfolio -- Service Class 2
   2020................................. 1.45% to 1.90%   770,550 18.52 to 17.78 14,039   0.90%     13.25% to   12.74%
   2019................................. 1.45% to 1.90%   898,319 16.35 to 15.77 14,491   1.29%     18.51% to   17.97%
   2018................................. 1.45% to 1.90% 1,077,904 13.80 to 13.37 14,707   1.02%    (7.87)% to  (8.30)%
   2017................................. 1.45% to 1.90% 1,361,864 14.98 to 14.58 20,196   0.93%     15.07% to   14.55%
   2016................................. 1.45% to 1.90% 1,464,387 13.02 to 12.73 18,904   1.10%      3.13% to    2.67%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2020................................. 1.45% to 1.45%       204 55.14 to 55.14     11   0.00%     65.79% to   65.79%
   2019................................. 1.45% to 1.45%       358 33.26 to 33.26     12   0.00%     38.46% to   38.46%
   2018................................. 1.45% to 1.45%       358 24.02 to 24.02      9   0.22%     10.58% to   10.58%
   2017................................. 1.45% to 1.45%     3,076 21.72 to 21.72     67   0.10%     32.24% to   32.24%
   2016................................. 1.45% to 1.45%     3,277 16.43 to 16.43     54   0.05%    (1.38)% to  (1.38)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2020................................. 1.70% to 1.70%     1,603 11.87 to 11.87     19   2.07%      7.31% to    7.31%
   2019................................. 1.70% to 1.70%     1,603 11.06 to 11.06     18   2.57%      7.54% to    7.54%
   2018................................. 1.70% to 1.70%     1,603 10.29 to 10.29     16   2.31%    (2.48)% to  (2.48)%
   2017................................. 1.70% to 1.70%     1,603 10.55 to 10.55     17   2.23%      2.23% to    2.23%
   2016................................. 1.70% to 1.70%     1,603 10.32 to 10.32     17   2.23%      2.71% to    2.71%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

                                          Expense as a                         Net   Investment
                                          % of Average                        Assets   Income
                                         Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                         -------------- ------ -------------- ------ ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2020................................. 1.45% to 1.45%     97 25.76 to 25.76    2     0.36%      16.16% to   16.16%
   2019................................. 1.45% to 1.45%    170 22.18 to 22.18    4     0.68%      21.39% to   21.39%
   2018................................. 1.45% to 1.45%    170 18.27 to 18.27    3     0.32%    (16.02)% to (16.02)%
   2017................................. 1.45% to 1.65%  3,455 21.76 to 21.41   74     0.35%      18.79% to   18.55%
   2016................................. 1.45% to 1.70%  9,202 18.32 to 17.99  168     0.68%      10.30% to   10.03%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Government Money
   Market Fund -- Service Shares
   2020................................. 1.45% to 1.90% 80,206  9.22 to  8.87  724     0.25%     (1.19)% to  (1.64)%
   2019................................. 1.45% to 1.65% 80,047  9.33 to  9.19  747     1.33%       0.38% to    0.18%
   2018................................. 1.45% to 1.90% 35,784  9.29 to  9.03  329     0.71%       0.00% to  (0.46)%
   2017................................. 1.45% to 1.70%  9,389  9.29 to  9.17   87     0.40%     (0.94)% to  (1.19)%
   2016................................. 1.65% to 1.70% 14,408  9.30 to  9.28  134     0.03%     (1.61)% to  (1.66)%
Janus Aspen Series
 Janus Henderson Forty Portfolio --
   Service Shares
   2020................................. 1.45% to 1.45%    420 42.12 to 42.12   18     0.63%      37.02% to   37.02%
   2019................................. 1.45% to 1.45%    325 30.74 to 30.74   10     0.02%      34.87% to   34.87%
   2018................................. 1.45% to 1.45%    325 22.80 to 22.80    7     1.24%       0.24% to    0.24%
   2017................................. 1.45% to 1.45%    745 22.74 to 22.74   17     0.00%      28.12% to   28.12%
   2016................................. 1.45% to 1.45%  6,032 17.75 to 17.75  107     0.00%       0.47% to    0.47%
PIMCO Variable Insurance Trust
 High Yield Portfolio -- Administrative
   Class Shares
   2020................................. 1.45% to 1.70%  2,196 17.09 to 16.63   37     4.87%       4.21% to    3.95%
   2019................................. 1.45% to 1.70%  2,585 16.40 to 15.99   42     4.94%      13.06% to   12.77%
   2018................................. 1.45% to 1.75%  2,606 14.51 to 14.12   37     5.09%     (4.07)% to  (4.36)%
   2017................................. 1.45% to 1.95% 10,384 15.12 to 14.53  153     4.87%       5.07% to    4.54%
   2016................................. 1.45% to 1.95% 10,990 14.39 to 13.90  154     3.67%      10.82% to   10.26%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2020................................. 1.70% to 1.70%  1,433 18.41 to 18.41   26     1.67%      15.40% to   15.40%
   2019................................. 1.70% to 1.70%  1,433 15.95 to 15.95   23     2.06%      11.39% to   11.39%
   2018................................. 1.70% to 1.75%  1,453 14.32 to 14.26   21     2.41%     (4.05)% to  (4.10)%
   2017................................. 1.70% to 1.75%  6,747 14.93 to 14.87  101     2.17%       7.11% to    7.05%
   2016................................. 1.70% to 1.75%  6,766 13.94 to 13.89   94     1.97%     (1.03)% to  (1.08)%
 Total Return Portfolio --
   Administrative Class Shares
   2020................................. 1.45% to 1.45%  1,621 13.39 to 13.39   22     2.14%       7.07% to    7.07%
   2019................................. 1.45% to 1.70%  6,890 12.50 to 12.19   85     3.01%       6.78% to    6.51%
   2018................................. 1.45% to 1.70%  6,890 11.71 to 11.45   80     2.51%     (1.98)% to  (2.23)%
   2017................................. 1.45% to 1.70% 11,331 11.95 to 11.71  134     2.02%       3.40% to    3.14%
   2016................................. 1.45% to 1.70% 15,536 11.55 to 11.35  178     2.08%       1.19% to    0.94%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

                               December 31, 2020

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
State Street Variable Insurance Series
  Funds, Inc.
 Total Return V.I.S. Fund --
   Class 3 Shares
   2020................................ 1.15% to 1.90% 504,773 17.06 to 15.70  8,172   1.61%       4.91% to    4.12%
   2019................................ 1.15% to 1.90% 611,624 16.26 to 15.08  9,481   2.05%      14.24% to   13.37%
   2018................................ 1.15% to 1.90% 675,014 14.24 to 13.30  9,210   1.77%     (7.69)% to  (8.39)%
   2017................................ 1.15% to 1.90% 823,101 15.42 to 14.52 12,231   1.72%      13.94% to   13.08%
   2016................................ 1.15% to 1.90% 906,842 13.53 to 12.84 11,882   1.59%       4.86% to    4.07%
The Prudential Series Fund
 Natural Resources Portfolio --
   Class II Shares
   2020................................ 1.45% to 1.45%     527  6.33 to  6.33      3   0.00%      10.20% to   10.20%
   2019................................ 1.45% to 1.45%     926  5.74 to  5.74      5   0.00%       8.66% to    8.66%
   2018................................ 1.45% to 1.45%     928  5.28 to  5.28      5   0.00%    (19.61)% to (19.61)%
   2017................................ 1.45% to 1.45%   2,123  6.57 to  6.57     14   0.00%     (1.97)% to  (1.97)%
   2016................................ 1.45% to 1.45%   2,642  6.71 to  6.71     18   0.00%      23.02% to   23.02%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.

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